Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current liabilities	$ 1,012	$ 964
Non-current liabilities	1,118	1,381
Payroll Related Charges And Other Remunerations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	934	867
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	16	27
Employee Postretirement Obligation Provision [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	62	70
Non-current liabilities	$ 1,118	$ 1,381